Unit-Based Compensation	3 Months Ended
Mar. 31, 2012
Unit-Based Compensation

8. Unit-Based Compensation

The Penn Virginia Resource GP, LLC Sixth Amended and Restated Long-Term Incentive Plan (the “LTIP”) permits the grant of common units, deferred common units, unit options, restricted units and phantom units to employees and directors of our general partner and its affiliates. Common units and deferred common units granted under the LTIP are immediately vested, and we recognize compensation expenses related to those grants on the grant date. Restricted units and the time-based and performance-based phantom units granted under the LTIP generally vest over a three-year period, and we recognize compensation expense related to those grants on a straight-line basis over the vesting period. Compensation expense related to these grants is recorded in the general and administrative expenses caption on our Consolidated Statements of Operations. During the three months ended March 31, 2012, we granted 237 thousand phantom units at a weighted average grant-date fair value of $24.13 including 124 thousand time-based phantom units and 113 thousand performance-based units.

Time-based phantom units vest over a three-year period, with one-third vesting in each year. Some of the phantom units vested during the first quarter. A portion of the vested units were withheld for payroll taxes with the recipient receiving the net vested units.

Performance-based phantom units cliff-vest at the end of a three year period. The number of units that vest could range from 0% to 200% and depends on the outcome of unit market performance compared to peers and key results of operations metrics. Performance-based phantom units are entitled to forfeitable distribution equivalent rights which accumulate over the term of the units and will be paid in cash to the grantees at the date of vesting. The fair value of each performance-based phantom unit was estimated on the date of grant as $23.34 using a Monte Carlo simulation approach that uses the assumptions noted in the following table. Expected volatilities are based on historical changes in the market value of our common units. We base the risk-free interest rate on the U.S. Treasury rate for the week of the grant having a term equal to the expected life of the phantom units, continuously compounded.

2012
Expected volatility	34.03%
Expected life	2.9 years
Risk-free interest rate	0.40%

In connection with the normal three-year vesting of phantom units, as well as common unit and deferred common unit awards, we recognized the following expense during the periods presented:

	Three Months Ended March 31,
	2012	2011
Phantom units	$1,888	$530
Director deferred and common units	150	291

	$2,038	$821